Pioneer Flexible Opportunities Fund
Schedule of Investments  |  July 31, 2022

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.7%
	Common Stocks — 63.8% of Net Assets
	Aerospace & Defense — 2.5%
19,054	Curtiss-Wright Corp.	$ 2,733,106
271,933	Leonardo S.p.A.	2,539,160
9,492	Thales S.A.	1,177,253
	Total Aerospace & Defense	$6,449,519
	Airlines — 0.4%
14,453(a)	Copa Holdings S.A., Class A	$ 971,531
	Total Airlines	$971,531
	Automobiles — 0.5%
82,300(a)	Li Auto, Inc., Class A	$ 1,322,059
	Total Automobiles	$1,322,059
	Banks — 10.9%
498,633	Bank for Foreign Trade of Vietnam JSC	$ 1,595,882
5,510,700	Bank Mandiri Persero Tbk PT	3,074,400
9,963,700	Bank Rakyat Indonesia Persero Tbk PT	2,928,821
60,790	BAWAG Group AG (144A)	2,792,141
339,080	CaixaBank S.A.	1,015,065
236,500	China Merchants Bank Co., Ltd., Class H	1,277,417
19,448	Comerica, Inc.	1,512,471
1,974,221(a)	Eurobank Ergasias Services and Holdings S.A.	1,803,467
10,025	First Republic Bank	1,631,168
44,588	Hana Financial Group, Inc.	1,276,787
130,949	ICICI Bank, Ltd.	1,352,424
873,890	NatWest Group Plc	2,645,659
3,161,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	2,089,911
63,000	Sumitomo Mitsui Financial Group, Inc.	1,940,315
17,852(a)+^	TCS Group Holding Plc (G.D.R.)	32,134
30,771	Truist Financial Corp.	1,553,012
	Total Banks	$28,521,074
	Capital Markets — 3.0%
52,278	AllianceBernstein Holding LP	$ 2,303,369
41,550	Lazard, Ltd., Class A	1,565,188
25,773	Morgan Stanley	2,172,664
17,948	Raymond James Financial, Inc.	1,767,340
	Total Capital Markets	$7,808,561
1Pioneer Flexible Opportunities Fund |  | 7/31/22

Shares		Value
	Commercial Services & Supplies — 2.2%
24,727	Republic Services, Inc.	$ 3,428,646
14,025	Waste Management, Inc.	2,307,954
	Total Commercial Services & Supplies	$5,736,600
	Electric Utilities — 2.0%
11,655	Acciona S.A.	$ 2,389,547
259,602	Iberdrola S.A.	2,767,352
	Total Electric Utilities	$5,156,899
	Equity Real Estate Investment Trusts (REITs) — 1.6%
1,568,900	Ascendas Real Estate Investment Trust	$ 3,373,124
18,528	SL Green Realty Corp.	919,915
	Total Equity Real Estate Investment Trusts (REITs)	$4,293,039
	Food & Staples Retailing — 0.0%†
23,507+^	Magnit PJSC	$ 92,125
	Total Food & Staples Retailing	$92,125
	Food Products — 1.6%
49,463	Archer-Daniels-Midland Co.	$ 4,094,052
	Total Food Products	$4,094,052
	Gas Utilities — 0.9%
462,896	Snam S.p.A.	$ 2,317,258
	Total Gas Utilities	$2,317,258
	Health Care Equipment & Supplies — 1.1%
2,946(a)	IDEXX Laboratories, Inc.	$ 1,175,984
85,200	Olympus Corp.	1,800,477
	Total Health Care Equipment & Supplies	$2,976,461
	Health Care Providers & Services — 2.7%
7,121	Elevance Health, Inc.	$ 3,397,429
7,015	UnitedHealth Group, Inc.	3,804,515
	Total Health Care Providers & Services	$7,201,944
	Hotels, Restaurants & Leisure — 1.5%
215,572(a)	NH Hotel Group S.A.	$ 755,716
89,145	OPAP S.A.	1,233,638
80,610(a)	Six Flags Entertainment Corp.	1,827,429
	Total Hotels, Restaurants & Leisure	$3,816,783
	Household Durables — 0.3%
18,180	Toll Brothers, Inc.	$ 894,092
	Total Household Durables	$894,092
Pioneer Flexible Opportunities Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited) (continued)
Shares		Value
	Independent Power and Renewable Electricity Producers — 0.5%
33,088	RWE AG	$ 1,358,791
	Total Independent Power and Renewable Electricity Producers	$1,358,791
	Insurance — 8.2%
77,451	ASR Nederland NV	$ 3,221,763
410,935	Aviva Plc	1,981,729
70,653	AXA S.A.	1,621,135
56,332	NN Group NV	2,629,986
344,829	Poste Italiane S.p.A. (144A)	2,879,373
6,070	Swiss Life Holding AG	3,206,384
58,900	Tokio Marine Holdings, Inc.	3,429,318
6,108	Zurich Insurance Group AG	2,662,404
	Total Insurance	$21,632,092
	Life Sciences Tools & Services — 2.1%
5,417	Danaher Corp.	$ 1,578,893
6,549	Thermo Fisher Scientific, Inc.	3,918,987
	Total Life Sciences Tools & Services	$5,497,880
	Mortgage Real Estate Investment Trusts (REITs) — 7.9%
195,407	Angel Oak Mortgage, Inc.	$ 2,765,009
93,430	Blackstone Mortgage Trust, Inc., Class A	2,893,527
80,842	BrightSpire Capital, Inc.	714,643
58,806	Great Ajax Corp.	648,042
335,020	Ladder Capital Corp.	3,980,038
354,559	New Residential Investment Corp.	3,868,239
329,590	Redwood Trust, Inc.	2,854,249
128,365	Starwood Property Trust, Inc.	3,031,981
	Total Mortgage Real Estate Investment Trusts (REITs)	$20,755,728
	Oil, Gas & Consumable Fuels — 3.0%
15,245	EQT Corp.	$ 671,237
45,047+^	Lukoil PJSC (A.D.R.)	139,998
19,905	Occidental Petroleum Corp.	1,308,754
235,100	Petroleo Brasileiro S.A.	1,679,383
28,265(a)	Range Resources Corp.	934,723
51,662	TotalEnergies SE	2,627,385
26,435(a)	Woodside Energy Group, Ltd.	590,675
	Total Oil, Gas & Consumable Fuels	$7,952,155
3Pioneer Flexible Opportunities Fund |  | 7/31/22

Shares		Value
	Pharmaceuticals — 0.7%
18,865(a)	Euroapi S.A.	$ 318,252
8,078	Zoetis, Inc.	1,474,639
	Total Pharmaceuticals	$1,792,891
	Professional Services — 1.1%
13,775	Booz Allen Hamilton Holding Corp.	$ 1,322,125
4,626	Teleperformance	1,542,747
	Total Professional Services	$2,864,872
	Real Estate Management & Development — 1.9%
612,000	A-Living Smart City Services Co., Ltd. (144A)	$ 747,663
806,000	China Resources Land, Ltd.	3,362,654
318	KWG Living Group Holdings, Ltd.	65
304,000	Longfor Group Holdings, Ltd. (144A)	1,014,637
	Total Real Estate Management & Development	$5,125,019
	Road & Rail — 0.2%
19,158	CSX Corp.	$ 619,378
	Total Road & Rail	$619,378
	Semiconductors & Semiconductor Equipment — 2.0%
9,200	Advantest Corp.	$ 541,582
5,700	Disco Corp.	1,380,653
4,735(a)	Enphase Energy, Inc.	1,345,592
33,400	Micron Technology, Inc.	2,066,124
	Total Semiconductors & Semiconductor Equipment	$5,333,951
	Software — 1.0%
5,071(a)	Palo Alto Networks, Inc.	$ 2,530,936
	Total Software	$2,530,936
	Specialty Retail — 0.8%
186,356(a)	Watches of Switzerland Group Plc (144A)	$ 2,012,996
	Total Specialty Retail	$2,012,996
	Textiles, Apparel & Luxury Goods — 1.3%
4,409	LVMH Moet Hennessy Louis Vuitton SE	$ 3,041,697
5,901	Moncler S.p.A.	293,535
	Total Textiles, Apparel & Luxury Goods	$3,335,232
	Thrifts & Mortgage Finance — 1.1%
54,757	PennyMac Financial Services, Inc.	$ 3,000,136
	Total Thrifts & Mortgage Finance	$3,000,136
Pioneer Flexible Opportunities Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 0.8%
48,492(a)	AerCap Holdings NV	$ 2,175,351
	Total Trading Companies & Distributors	$2,175,351
	Total Common Stocks (Cost $165,808,216)	$167,639,405

Principal Amount USD ($)
	Convertible Corporate Bonds — 0.2% of Net Assets
	Internet — 0.2%
729,000(b)	Pinduoduo, Inc., 12/1/25	$ 649,174
	Total Internet	$649,174
	Total Convertible Corporate Bonds (Cost $646,545)	$649,174

	Corporate Bonds — 0.7% of Net Assets
	Mining — 0.7%
752,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$ 765,657
1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,108,083
	Total Mining	$1,873,740
	Total Corporate Bonds (Cost $2,014,688)	$1,873,740

Shares
	Preferred Stock — 0.0%† of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 0.0%†
204(a)^	Wheeler Real Estate Investment Trust, Inc.	$ 40,392
	Total Equity Real Estate Investment Trusts (REITs)	$40,392
	Total Preferred Stock (Cost $167,705)	$40,392

5Pioneer Flexible Opportunities Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Foreign Government Bonds — 7.4% of Net Assets
	Brazil — 4.5%
BRL51,527,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/31	$ 8,532,751
4,017,000	Brazilian Government International Bond, 5.000%, 1/27/45	3,190,116
	Total Brazil	$11,722,867
	Indonesia — 2.3%
IDR84,471,000,000	Indonesia Treasury Bond, 8.375%, 9/15/26	$ 6,087,949
	Total Indonesia	$6,087,949
	Russia — 0.6%
RUB260,822,000	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 919,933
RUB230,742,000	Russian Federal Bond - OFZ, 8.150%, 2/3/27	813,840
	Total Russia	$1,733,773
	Total Foreign Government Bonds (Cost $25,758,795)	$19,544,589

	U.S. Government and Agency Obligations — 15.3% of Net Assets
2,725,000(b)	U.S. Treasury Bills, 5/18/23	$ 2,664,551
7,973,700	U.S. Treasury Bonds, 2.875%, 5/15/52	7,712,063
9,250,000	U.S. Treasury Notes, 2.250%, 3/31/24	9,143,408
9,250,000	U.S. Treasury Notes, 2.500%, 4/30/24	9,178,819
6,188,200	U.S. Treasury Notes, 2.875%, 5/15/32	6,299,394
5,119,900	U.S. Treasury Notes, 3.000%, 6/30/24	5,127,300
	Total U.S. Government and Agency Obligations (Cost $39,822,752)	$40,125,535

Shares
	Investment Companies — 5.5% of Net Assets
13,600(a)(c)	Aberdeen Standard Physical Palladium Shares ETF	$ 2,675,936
133,022	ETFMG Prime Cyber Security ETF	6,402,349
49,248	FCF US Quality ETF	2,403,588
Pioneer Flexible Opportunities Fund |  | 7/31/226

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited) (continued)
Shares		Value
	Investment Companies — (continued)
1,926(a)(d)	Ossiam Shiller Barclays Cape US Sector Value TR	$ 2,091,992
51,757	VanEck Vietnam ETF	762,381
	Total Investment Companies (Cost $13,682,717)	$14,336,246

	Commodity Pool Fund — 2.3% of Net Assets
297,800(a)(c)	Invesco DB Agriculture Fund	$ 6,012,582
	Total Commodity Pool Fund (Cost $6,562,158)	$6,012,582

	SHORT TERM INVESTMENTS — 2.5% of Net Assets
	Open-End Fund — 2.5%
6,609,001(c)(e)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 6,609,001
		$6,609,001
	TOTAL SHORT TERM INVESTMENTS (Cost $6,609,001)	$6,609,001
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Options on Indices — 0.4%
1,444	NASDAQ 100 Index	Citibank NA	USD 655,980	USD 12,531.90	9/16/22	$1,075,513
	Total Over The Counter (OTC) Options on Indices (Premiums paid $ 655,980)					$1,075,513

	TOTAL OPTIONS PURCHASED (Premiums paid $ 655,980)					$1,075,513

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.1% (Cost $261,728,557)					$257,906,177
	OTHER ASSETS AND LIABILITIES — 1.9%					$4,917,426
	net assets — 100.0%					$262,823,603

7Pioneer Flexible Opportunities Fund |  | 7/31/22

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $12,302,378, or 4.7% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
(d)	Security is exempt from registration under Regulation S.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
CURRENCY FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
220	Euro FX Currency Futures	9/19/22	$(28,969,967)	$(28,199,875)	$770,092
			$(28,969,967)	$(28,199,875)	$770,092
INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
56	Dow Jones U.S. Real Estate	9/16/22	$2,009,280	$2,173,920	$164,640
83	MSCI China Free	9/16/22	2,176,969	2,036,820	(140,149)
			$4,186,249	$4,210,740	$24,491
Pioneer Flexible Opportunities Fund |  | 7/31/228

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited) (continued)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
23	FTSE/MIB Index	9/16/22	$(2,470,294)	$(2,629,980)	$(159,686)
19	Hang Seng Index	9/29/22	(2,561,601)	(2,425,375)	136,226
			$(5,031,895)	$(5,055,355)	$(23,460)
TOTAL FUTURES CONTRACTS			$(845,646)	$(844,615)	$1,031
SWAP CONTRACTS
OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized Appreciation	Market Value
9,196,193	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	(3 Month USD LIBOR + 39bps)	9/15/22	$661,900	$661,900
TOTAL OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT – SELL PROTECTION						$661,900	$661,900
TOTAL SWAP CONTRACTS						$661,900	$661,900

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL	— Brazil Real
IDR	— Indonesian Rupiah
RUB	— Russia Ruble
* The following table shows the individual positions and related values of the securities underlying each total return swap contract with Goldman Sachs International, as of July 31, 2022:
Name	Share Allocation	Security Value	% of basket
AbbVie, Inc.	(132)	$18,920	2.86%
AES Corp.	(769)	17,079	2.58%
American Airlines Group, Inc.	(204)	2,796	0.42%
American International Group, Inc.	(143)	7,389	1.12%
Ameriprise Financial, Inc.	(68)	18,353	2.77%
AmerisourceBergen Corp.	(106)	15,461	2.34%
Apple, Inc.	(242)	39,341	5.94%
Applied Materials, Inc.	(214)	22,687	3.43%
9Pioneer Flexible Opportunities Fund |  | 7/31/22

Name	Share Allocation	Security Value	% of basket
Archer-Daniels-Midland Co.	(190)	$15,728	2.38%
Assurant, Inc.	(90)	15,878	2.40%
Boeing Co.	(47)	7,493	1.13%
Capital One Financial Corp.	(108)	11,879	1.79%
Capri Holdings, Ltd.	(233)	11,336	1.71%
Cigna Corp.	(34)	9,499	1.44%
Corning, Inc.	(301)	11,077	1.67%
DENTSPLY SIRONA, Inc.	(137)	4,971	0.75%
Discover Financial Services	(139)	14,028	2.12%
eBay, Inc.	(260)	12,654	1.91%
Equity Residential	(135)	10,552	1.59%
F5, Inc.	(67)	11,267	1.70%
General Electric Co.	(37)	2,770	0.42%
Gilead Sciences, Inc.	(127)	7,577	1.15%
HCA Healthcare, Inc.	(103)	21,929	3.31%
HP, Inc.	(462)	15,424	2.33%
Lumen Technologies, Inc.	(339)	3,688	0.56%
LyondellBasell Industries NV	(103)	9,140	1.38%
McDonald’s Corp.	(62)	16,362	2.47%
Monster Beverage Corp.	(192)	19,084	2.88%
Motorola Solutions, Inc.	(101)	24,126	3.65%
Navient Corp.	(572)	9,420	1.42%
NetApp, Inc.	(218)	15,561	2.35%
NRG Energy, Inc.	(514)	19,418	2.93%
ONEOK, Inc.	(165)	9,872	1.49%
Paramount Global	(131)	3,089	0.47%
Proctor & Gamble Co.	(100)	13,828	2.09%
PulteGroup, Inc.	(383)	16,727	2.53%
Qorvo, Inc.	(128)	13,299	2.01%
Quest Diagnostics, Inc.	(82)	11,253	1.70%
Seagate Technology Plc	(206)	16,503	2.49%
Sysco Corp.	(164)	13,960	2.11%
Target Corp.	(156)	24,395	3.69%
TransDigm Group, Inc.	(35)	21,928	3.31%
Tyson Foods, Inc.	(135)	11,906	1.80%
United Airlines Holdings, Inc.	(124)	4,550	0.69%
Valero Energy Corp.	(135)	14,904	2.25%
Western Union Co.	(438)	7,450	1.13%
Westinghouse Air Brake Technologies Corp.	(2)	150	0.02%
Weyerhaeuser Co.	(257)	9,322	1.41%
Williams Cos., Inc.	(284)	9,675	1.46%
Yum! Brands, Inc.	(132)	16,202	2.45%
Totals		$661,900	100.00%
Pioneer Flexible Opportunities Fund |  | 7/31/2210

Schedule of Investments  |  7/31/22
(Consolidated) (unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$28,488,940	$—	$32,134	$28,521,074
Food & Staples Retailing	—	—	92,125	92,125
Oil, Gas & Consumable Fuels	7,812,157	—	139,998	7,952,155
All Other Common Stocks	131,074,051	—	—	131,074,051
Convertible Corporate Bonds	—	649,174	—	649,174
Corporate Bonds	—	1,873,740	—	1,873,740
Preferred Stock	—	40,392	—	40,392
Foreign Government Bonds	—	19,544,589	—	19,544,589
U.S. Government and Agency Obligations	—	40,125,535	—	40,125,535
Investment Companies	14,336,246	—	—	14,336,246
Commodity Pool Fund	6,012,582	—	—	6,012,582
Open-End Fund	6,609,001	—	—	6,609,001
Over The Counter (OTC) Options on Indices	—	1,075,513	—	1,075,513
Total Investments in Securities	$194,332,977	$63,308,943	$264,257	$257,906,177
Other Financial Instruments
Net unrealized appreciation on futures contracts	$771,123	$—	$—	$771,123
Swap contracts, at value	—	661,900	—	661,900
Total Other Financial Instruments	$771,123	$661,900	$—	$1,433,023
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Common Stocks
Balance as of 10/31/21	$—
Realized gain (loss)	(1,317,557)
Changed in unrealized appreciation (depreciation)	(7,881,844)
Accrued discounts/premiums	—
Purchases	7,753,753
Sales	(4,970,391)
11Pioneer Flexible Opportunities Fund |  | 7/31/22

Common Stocks
Transfers in to Level 3*	6,680,295
Transfers out of Level 3*	—
Balance as of 7/31/22	$264,256
*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2022 investments having aggregate value of $6,680,295 were transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$(7,255,524)
Pioneer Flexible Opportunities Fund |  | 7/31/2212